Share-Based Compensation - RCUs and PCUs fair value (Details)	Apr. 02, 2018 USD ($)
RCUs
Share-Based Compensation
Grant date share closing price used to determine fair value of awards	$ 23.40
PCUs
Share-Based Compensation
Grant date share closing price used to determine fair value of awards	$ 23.40